Assets held for sale (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets Held-for-Sale

	December 31, 2025	June 30, 2026
	(in thousands)
As of January 1, 2025 and 2026	—	7,761
Reclassification from Vessels	7,761	15,231
Vessels disposal	—	(22,992)
Total assets held for sale December 31, 2025 and June 30, 2026	$7,761	$—